Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities	Sep. 30, 2024 USD ($)
Schedule of Discount Rates Current Market Yields on Government Securities [Abstract]
2025 (October 1, 2024 till March 31, 2025)	$ 38,585
2026	60,722
2027	38,990
2028	26,493
2029	15,753
Thereafter	111,026
Total	$ 291,569